Share Capital - Additional Information (Detail)		12 Months Ended
	Feb. 10, 2017 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) $ / shares shares
Schedule Of Capitalization Equity [Line Items]
Special preferred, redeemable, retractable, non-voting, Shares Authorized		6,350.9					6,350.9
Preference shares issued or outstanding		0		0	0		0	0
Repurchased common shares under NCIB, Value | $				$ 552,000
Increase in additional paid in capital | $				$ 790,000
Deferred stock units outstanding		0					0
Number of options granted		3,854,626	3,854,626	1,949,072
Exercise price of common stock, lower range | $ / shares			$ 2.02
Exercise price of common stock, upper range | $ / shares			2.38
Weighted average fair value per option granted | $ / shares			$ 0.81		$ 1.08
Intrinsic value of exercisable options | $							$ 0	$ 0
Fair value of options vested | $			$ 150,000			$ 150,000
Unrecognized stock-based compensation cost, net of expected forfeitures | $							$ 1,900,000
Expected weighted average period for recognition of unrecognized compensation cost		2 years 1 month 6 days	2 years 1 month 6 days
Stock-based compensation | $		$ 468,000		$ 663,000
Anti-dilutive effect of stock options		6,840,475	6,840,475	5,331,445
Performance-based Options [Member]
Schedule Of Capitalization Equity [Line Items]
Performance-based options, vesting period				3 years
Performance-based options, period for maintaining target share price, description				at least 30 consecutive days
Performance-based Options [Member] | May Grant [Member]
Schedule Of Capitalization Equity [Line Items]
Performance-based options, grant date at fair value | $ / shares								$ 1.106
Performance-based Options [Member] | June Grant [Member]
Schedule Of Capitalization Equity [Line Items]
Performance-based options, grant date at fair value | $ / shares								$ 1.0175
DSU Plan [Member]
Schedule Of Capitalization Equity [Line Items]
Securities convertible into common shares				228,433	228,433			228,433
Deferred stock units outstanding				228,433	228,433	197,367		228,433
Liability recorded in respect of outstanding stock-based compensation | $		$ 0		$ 422,000	$ 422,000
Restricted Stock Units (RSUs) [Member]
Schedule Of Capitalization Equity [Line Items]
Liability recorded in respect of outstanding stock-based compensation | $		$ 824,000		$ 2,105,000	$ 2,105,000
Restricted stock units cancelled		619,764	619,764	128,599
Stock options [Member]
Schedule Of Capitalization Equity [Line Items]
Securities convertible into common shares		6,840,475		5,339,559	5,339,559		6,840,475	5,339,559
Capital Stock [Member]
Schedule Of Capitalization Equity [Line Items]
Purchase of common shares under NCIB	4,000,000
Stock Repurchase Program Expiration Date	Feb. 12, 2018
Repurchased common shares under NCIB		0	0	379,700
Repurchased common shares under NCIB, Value | $				$ 1,342,000
2017 NCIB [Member] | Capital Stock [Member]
Schedule Of Capitalization Equity [Line Items]
Repurchased common shares under NCIB, Value | $				$ 552,000